Dividends on ordinary shares (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of dividends [text block] [Abstract]
Schedule of Dividends On Ordinary Shares
Dividends paid during the year were as follows:

	2023 pence per share	2022 pence per share	2021 pence per share	2023 £m	2022 £m	2021 £m
Final dividend recommended by directors at previous year end	1.60	1.33	0.57	1,059	930	404
Interim dividend paid in the year	0.92	0.80	0.67	592	545	473
	2.52	2.13	1.24	1,651	1,475	877